Tax payable	12 Months Ended
Dec. 31, 2023
Tax payable
Tax payable	Tax payable
13.1.Current income tax payable

	December 31, 2023	December 31, 2022
Income tax	15,897	10,182
Social contribution	5,787	2,816
	21,684	12,998
13.2.Other tax payable

	December 31, 2023		December 31, 2022
	Current	Non-current	Current	Non-current
PIS	4,602	—	1,669	—
COFINS	21,029	—	7,675	—
ICMS	490	—	173	—
ISS	2,172	—	1,111	—
IVA	19,914	—	18,098	—
Installment	559	8,604	745	7,168
IRRF	846	—	687	—
Other taxes	1,847	34	3,561	818
	51,459	8,638	33,719	7,986
13.3.Installments
Balance of installment payments As of December 31, 2023
The balance of installments As of December 31, 2023, comes basically from subsidiaries, and is composed as follows:

	December 31, 2023		December 31, 2022
	Current	Non-current	Current	Non-current
Simples National	—	1,168	6	1,168
Social Security - PGFN	—	739	—	296
Other PGFN debits	454	5,039	560	4,978
Social Security - RFB	45	—	54	428
Other RFB debits	—	802	—	63
Installment payment - INSS	29	—	83	—
PIS installment payment	19	13	—	13
COFINS Installment	—	90	—	90
Installment payment - IRRF	—	11	—	11
ISS installment payment	12	704	—	64
Other	—	38	42	57
	559	8,604	745	7,168